SCHEDULE OF WARRANTS OUTSTANDING (Details)	9 Months Ended
	Sep. 30, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding			2,037,502
Warrant one [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2026
Exercise price | $ / shares		$ 23.20
Number of warrants outstanding	12,800	12,800	12,800
Warrant two [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2028
Exercise price | $ / shares		$ 3.3086
Number of warrants outstanding	256,000	256,000	256,000
Warrant three [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2027
Exercise price | $ / shares	$ 8.44
Number of warrants outstanding	26,800	26,800	26,800
Warrant four [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2029
Exercise price | $ / shares	$ 4.4025
Number of warrants outstanding	318,035	318,035	474,332
Warrant five [member]
IfrsStatementLineItems [Line Items]
Date issued	Apr. 29, 2024
Expiry date	Apr. 29, 2029
Exercise price | $ / shares		$ 3.3086
Number of warrants outstanding	540,541	540,541	540,541
Warrant six [member]
IfrsStatementLineItems [Line Items]
Date issued	Apr. 29, 2024
Expiry date	Apr. 29, 2027
Exercise price | $ / shares		$ 11.06
Number of warrants outstanding	27,028	27,028	27,028
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Date issued	Aug. 21, 2024
Expiry date	Aug. 21, 2029
Exercise price | $ / shares		$ 3.3086
Number of warrants outstanding			666,667
Warrant eight [member]
IfrsStatementLineItems [Line Items]
Date issued	Aug. 21, 2024
Expiry date	Aug. 21, 2027
Exercise price | $ / shares		$ 5.12
Number of warrants outstanding			33,334
Warrant nine [member]
IfrsStatementLineItems [Line Items]
Date issued	Nov. 19, 2024
Expiry date	Nov. 19, 2029
Exercise price | $ / shares		$ 3.3086
Number of warrants outstanding	266,667	266,667
Warrant ten [member]
IfrsStatementLineItems [Line Items]
Date issued	May 05, 2025
Expiry date	May 05, 2030
Exercise price | $ / shares		$ 3.9779
Number of warrants outstanding	485,000	485,000
Warrant eleven [member]
IfrsStatementLineItems [Line Items]
Date issued	May 05, 2025
Expiry date	May 05, 2028
Exercise price | $ / shares		$ 3.632
Number of warrants outstanding	90,750	90,750
Warrant twelve [member]
IfrsStatementLineItems [Line Items]
Date issued	Jun. 12, 2025
Expiry date	Jun. 12, 2030
Exercise price | $ / shares		$ 5.0768
Number of warrants outstanding	3,763,500	3,763,500
Warrant Thirteen [Member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 21, 2025
Expiry date	Jul. 21, 2030
Exercise price | $ / shares		$ 7.3579
Number of warrants outstanding	4,572,895	4,572,895
Warrant Fourteen [Member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 21, 2025
Expiry date	Jul. 21, 2028
Exercise price | $ / shares		$ 9.1973
Number of warrants outstanding	233,644	233,644
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	10,593,660	10,593,660